UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP GROWTH FUND

FORM N-Q

JULY 31, 2013

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of Investments (unaudited)	July 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 23.6%
Hotels, Restaurants & Leisure - 5.5%
Bally Technologies Inc.	16,340	$1,171,251	*
Buffalo Wild Wings Inc.	4,000	414,320	*
Penn National Gaming Inc.	10,990	549,390	*

Total Hotels, Restaurants & Leisure		2,134,961

Leisure Equipment & Products - 2.4%
Polaris Industries Inc.	8,440	946,462

Specialty Retail - 13.9%
Advance Auto Parts Inc.	10,830	893,367
Bed Bath & Beyond Inc.	10,200	779,994	*
Hibbett Sports Inc.	14,120	828,138	*
Ross Stores Inc.	17,290	1,166,556
Tractor Supply Co.	8,100	981,153
Urban Outfitters Inc.	16,560	704,794	*

Total Specialty Retail		5,354,002

Textiles, Apparel & Luxury Goods - 1.8%
Coach Inc.	13,010	691,221

TOTAL CONSUMER DISCRETIONARY		9,126,646

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 4.3%
Casey’s General Stores Inc.	13,940	923,246
Fresh Market Inc.	13,800	728,364	*

TOTAL CONSUMER STAPLES		1,651,610

ENERGY - 8.7%
Energy Equipment & Services - 6.8%
Cameron International Corp.	13,500	800,550	*
Oceaneering International Inc.	12,480	1,012,003
Oil States International Inc.	8,220	799,231	*

Total Energy Equipment & Services		2,611,784

Oil, Gas & Consumable Fuels - 1.9%
Pioneer Natural Resources Co.	4,730	732,015

TOTAL ENERGY		3,343,799

FINANCIALS - 7.2%
Capital Markets - 3.5%
Affiliated Managers Group Inc.	4,850	874,698	*
Lazard Ltd., Class A	12,950	470,862

Total Capital Markets		1,345,560

Commercial Banks - 1.8%
Signature Bank	7,720	706,766	*

Real Estate Management & Development - 1.9%
Jones Lang LaSalle Inc.	8,100	737,343

TOTAL FINANCIALS		2,789,669

HEALTH CARE - 17.1%
Biotechnology - 9.2%
Alexion Pharmaceuticals Inc.	10,320	1,199,494	*
BioMarin Pharmaceutical Inc.	12,650	817,822	*
Onyx Pharmaceuticals Inc.	6,000	787,800	*
Regeneron Pharmaceuticals Inc.	2,760	745,366	*

Total Biotechnology		3,550,482

Health Care Providers & Services - 3.9%
Accretive Health Inc.	32,630	325,647	*

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.9% (continued)
Mednax Inc.	11,920	$1,161,247	*

Total Health Care Providers & Services		1,486,894

Life Sciences Tools & Services - 4.0%
Agilent Technologies Inc.	16,020	716,574
Mettler-Toledo International Inc.	3,750	827,250	*

Total Life Sciences Tools & Services		1,543,824

TOTAL HEALTH CARE		6,581,200

INDUSTRIALS - 12.6%
Electrical Equipment - 3.9%
EnerSys	12,700	672,084
Rockwell Automation Inc.	8,590	831,942

Total Electrical Equipment		1,504,026

Machinery - 4.2%
IDEX Corp.	18,890	1,126,789
Joy Global Inc.	9,920	491,040

Total Machinery		1,617,829

Trading Companies & Distributors - 4.5%
MSC Industrial Direct Co. Inc., Class A Shares	11,030	892,878
United Rentals Inc.	14,850	851,202	*

Total Trading Companies & Distributors		1,744,080

TOTAL INDUSTRIALS		4,865,935

INFORMATION TECHNOLOGY - 19.4%
Electronic Equipment, Instruments & Components - 2.4%
FEI Co.	11,960	926,302

Internet Software & Services - 2.3%
MercadoLibre Inc.	7,470	877,202

IT Services - 2.0%
Alliance Data Systems Corp.	3,990	789,142	*

Semiconductors & Semiconductor Equipment - 1.4%
LSI Corp.	67,400	524,372	*

Software - 11.3%
Check Point Software Technologies Ltd.	13,270	747,234	*
Citrix Systems Inc.	16,130	1,161,682	*
Fortinet Inc.	51,940	1,103,725	*
Solarwinds Inc.	17,020	604,040	*
Workday Inc., Class A Shares	10,807	738,010	*

Total Software		4,354,691

TOTAL INFORMATION TECHNOLOGY		7,471,709

MATERIALS - 2.7%
Chemicals - 2.7%
Rockwood Holdings Inc.	15,580	1,055,233

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
SBA Communications Corp., Class A Shares	13,800	1,022,442	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $32,357,476)		37,908,243

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity - $830,001; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value - $846,600) (Cost-$830,000)	0.050%	8/1/13	$830,000	$830,000

TOTAL INVESTMENTS - 100.4% (Cost - $33,187,476#)				38,738,243
Liabilities in Excess of Other Assets - (0.4)%				(150,881)

TOTAL NET ASSETS - 100.0%				$38,587,362

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Easter Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$37,908,243	—	—	$37,908,243
Short-term investments†	—	$830,000	—	830,000

Total investments	$37,908,243	$830,000	—	$38,738,243

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,990,234
Gross unrealized depreciation	(439,467)

Net unrealized appreciation	$5,550,767

During the period ended July 31, 2013, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2012	—	—
Options written	13	$1,125
Options closed	—	—
Options exercised	—	—
Options expired	(13)	(1,125)

Written options, outstanding as of July 31, 2013	—	—

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2013, the Fund did not have any derivative instruments outstanding.

During the period ended July 31, 2013, the volume of derivative activity for the Fund was as follows:

Average Market value
Written options†	$5

†	At July 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 20, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 20, 2013